U.S. Securities and Exchange Commission
       Washington, D.C.  20549

	            	Form 24F-2
	Annual Notice of Securities Sold
	       Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Series Fund, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Money Reserve Portfolio
    Intermediate Government Bond Portfolio
    Long Term Corporate Bond Portfolio
    High Yield Portfolio
    Capital Stock Portfolio
    Growth Stock Portfolio
    Multiple Strategy Portfolio
    Natural Resources Portfolio
    Global Strategy Portfolio
    Balanced Portfolio

3.  Investment Company Act File Number:

    Securities Act File Number:   2-69062


4.  Last day of fiscal year for which this notice is filed:

	December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Money Reserve Portfolio                         		0 shares
    Intermediate Government Bond Portfolio    989,491 shares
    Long Term Corporate Bond Portfolio         1,515,866 shares
    High Yield Portfolio           	0 shares
    Capital Stock Portfolio        	0 shares
    Growth Stock Portfolio         	0 shares
    Multiple Strategy Portfolio     82,514,609 shares
    Natural Resources Portfolio     0 shares
    Global Strategy Portfolio      	0 shares
    Balanced Portfolio             	0 shares

    Total:					85,019,966 shares

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Money Reserve Portfolio                          	16,528,480 shares
    Intermediate Government Bond Portfolio          221,115 shares
    Long Term Corporate Bond Portfolio           34,501 shares
    High Yield Portfolio                 			     0 shares
    Capital Stock Portfolio                 			  0 shares
    Growth Stock Portfolio                 			   0 shares
    Multiple Strategy Portfolio               	  0 shares
    Natural Resources Portfolio            		    318,705 shares
    Global Strategy Portfolio                    1,427,329 shares
    Balanced Portfolio                         	 0 shares

    Total:				18,530,130 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

    Money Reserve Portfolio     	196,701,637 shares	 $ 196,701,637
    Intermediate Government Bond Portfolio  1,107,678 shares   $ 12,231,009
    Long Term Corporate Bond Portfolio     801,725 shares      $ 9,239,683
    High Yield Portfolio               6,533,467 shares      $ 58,786,187
    Capital Stock Portfolio            1,760,273 shares      $ 37,721,110
    Growth Stock Portfolio             4,026,810 shares      $ 102,339,591
    Multiple Strategy Portfolio          604,939 shares      $ 9,547,441
    Natural Resources Portfolio        1,934,193 shares      $ 16,931,833
    Global Strategy Portfolio          1,834,916 shares      $ 28,028,627
    Balanced Portfolio                   831,685 shares      $ 12,144,003

    Total:			216,137,323 shares	$ 483,671,121


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Money Reserve Portfolio         180,173,157 shares      $180,173,157
    Intermediate Government Bond Portfolio    0 shares      $ 0
    Long Term Corporate Bond Portfolio       0 shares       $ 0
    High Yield Portfolio                  6,533,467 shares  $ 58,786,187
    Capital Stock Portfolio            1,760,273 shares     $ 37,721,110
    Growth Stock Portfolio             4,026,810 shares     $ 102,339,591
    Multiple Strategy Portfolio        	       0 shares     $ 0
    Natural Resources Portfolio        1,615,488 shares    $ 13,967,876
    Global Strategy Portfolio             407,587 shares   $ 3,878,220
    Balanced Portfolio                   831,685 shares    $ 12,144,003

    Total	      			195,348,467 shares 	$ 409,010,144

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Money Reserve Portfolio		29,159,633 shares    $ 29,159,633
    Intermediate Government Bond Portfolio  1,428,977 shares     $ 15,606,904
    Long Term Corporate Bond Portfolio     719,303 shares     $ 8,263,502
    High Yield Portfolio			  1,207,222 shares     $ 10,832,795
    Capital Stock Portfolio		  2,087,885 shares     $ 42,399,185
    Growth Stock Portfolio		      272,693 shares     $ 6,464,456
    Multiple Strategy Portfolio		10,145,152 shares     $ 155,352,829
    Natural Resources Portfolio	         52,331 shares     $ 441,716
    Global Strategy Portfolio		       457,483 shares    $ 6,770,744
    Balanced Portfolio			       402,709 shares    $ 5,734,235

   Total           				45,933,388 shares    $ 281,025,999


12.  Calculation of registration fee:

A) Money Reserve Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 180,173,157

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 29,159,633

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 236,339,489

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


B) Intermediate Government Bond Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 15,606,904

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $35,028,398

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


C) Long Term Corporate Bond Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 8,263,502

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 19,354,948

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


D) High Yield Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 58,786,187

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 10,832,795

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $55,669,091

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 13,949,891
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 4,227.24


E) Capital Stock Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 37,721,110

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 42,399,185

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 42,391,164

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 37,729,131
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 11,433.07


F) Growth Stock Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 102,339,591

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 6,464,456

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 83,732,687

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 25,071,360
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 7,597.38


G) Multiple Strategy Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 155,352,829

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 125,360,857

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 29,991,972
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 9,088.48


H) Natural Resources Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 13,967,876

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $   441,716

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 16,061,357

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

I) Global Strategy Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 3,878,220

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 6,770,744

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 37,046,598

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


J) Balanced Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 12,144,003

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 5,734,235

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 19,465,512

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $   0





13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

			       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	February 20, 1997


			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date February 20, 1997